Employee Benefits, Projected Benefits Payments (Details) $ in Millions	Dec. 31, 2016 USD ($)
Pension benefits qualified [Member]
Future Benefit Payments:
2016	$ 794
2017	763
2018	754
2019	751
2020	754
2021-2025	3,548
Pension benefits nonqualified [Member]
Future Benefit Payments:
2016	78
2017	56
2018	52
2019	50
2020	47
2021-2025	208
Other benefits [Member]
Future Benefit Payments:
2016	52
2017	55
2018	55
2019	55
2020	55
2021-2025	$ 254